SHAREHOLDERS' EQUITY (Summary of Options Data) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of options granted	$ 11.28	$ 8.80	$ 2.17
Total intrinsic value of the options exercised	$ 17,844	$ 28,151	$ 723
Total fair value of share vested	$ 11,991	$ 5,118	$ 835